Summary of Results by Geographic Location (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of geographical areas [line items]
Total revenue	$ 49,032	$ 42,693
Total assets	1,917,528	1,728,672
Canada [member]
Disclosure of geographical areas [line items]
Total revenue	29,244	26,664
Total assets	1,014,344	935,856
United States [member]
Disclosure of geographical areas [line items]
Total revenue	18,442	14,091
Total assets	760,700	652,829
Other International [Member]
Disclosure of geographical areas [line items]
Total revenue	1,346	1,938
Total assets	$ 142,484	$ 139,987